Income Taxes (Tables)	12 Months Ended
Jun. 30, 2019
Income Tax Disclosure [Abstract]
Schedule of Income Tax Provision

The reconciliation of income tax expense computed at the U.S. federal statutory rate to the income tax provision for the years ended June 30, 2019 and 2018 is as follows:

	Year Ended
US	June 30, 2019	June 30, 2018
Income before Income taxes	$(5,758,369)	$(7,039,155)

Taxes under statutory US tax rates	$(1,209,258)	$(1,478,222)
Increase (decrease) in valuation allowance	1,394,444	1,418,349
Change in Federal tax rates	-	(99,013)
Foreign tax rate differential	(186,286)	(5,043)
Other	1,100	(114,391)
Income tax (expense) benefit	$-	$(278,320)

Schedule of Deferred Tax Assets and Liabilities

Significant components of the Company’s deferred tax assets and liabilities consist of the following:

	Year Ended
	June 30, 2019	June 30, 2018
Deferred tax assets
Warrant Derivative Liability	$7,403	$7,403
Provision for Annual Leave	96,759	44,969
Superannuation	9,473	4,041
Prepaid Investor Services	414,396	353,553
Capital Raising Costs	-	23,559
Legal Costs	91,961	23,885
Intellectual Property	41,686	11,760
Patent Costs	171,195	171,195
Formation Expense	7,208	7,208
Net Operating Loss CF	6,573,215	5,668,743
Foreign Exchange Loss (OCI)	(39,379)	(39,379)
Revalue of derivative liability	519,151	-
Stock Based Compensation	51,481	-
Total Deferred tax assets	$7,944,549	$6,276,937

Deferred tax liabilities
R&D	$(139,833)	$-
Capital Raising Costs	(133,335)	-
Total deferred tax liabilities	$(273,168)	$-

Net deferred tax assets (liabilities)	$7,671,381	$6,276,937
Valuation allowance	(7,671,381)	(6,276,937)
Net deferred tax assets (liabilities)	$-	$-